UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST - USAA PRECIOUS METALS AND MINERALS FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004


[LOGO OF USAA]
   USAA(R)

                          USAA PRECIOUS METALS
                                 and MINERALS Fund

         [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

                          A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   Distributions to Shareholders                                              12

   Report of Independent Registered Public Accounting Firm                    13

   Portfolio of Investments                                                   14

   Notes to Portfolio of Investments                                          17

   Financial Statements                                                       18

   Notes to Financial Statements                                              21

DIRECTORS' AND OFFICERS' INFORMATION                                          34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                        FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]              SECOND-QUARTER EARNINGS SHOULD
                                                  CONTINUE TO IMPRESS.

                                                            "

--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

                                             5/31/04                 5/31/03
Net Assets                                $291.6 Million          $156.2 Million
Net Asset Value Per Share                     $14.52                  $10.70

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04

1 YEAR                              5 YEARS                             10 YEARS
42.39%                               24.61%                               6.15%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               USAA PRECIOUS     LIPPER GOLD          LIPPER                            PHILADELPHIA
                  S&P 500       METALS AND     ORIENTED FUNDS       GOLD FUNDS                         GOLD & SILVER
                   INDEX       MINERALS FUND       AVERAGE            INDEX          LONDON GOLD         INDEX (XAU)
 5/31/1994      $10,000.00      $10,000.00       $10,000.00         $10,000.00       $10,000.00          $10,000.00
 6/30/1994        9,755.29        9,558.32         9,624.58           9,910.68        10,016.77            9,578.62
 7/31/1994       10,075.39        9,694.59         9,654.01          10,273.00         9,907.12            9,287.73
 8/31/1994       10,487.53       10,238.85        10,184.72          10,990.42         9,952.27            9,850.40
 9/30/1994       10,231.28       11,327.37        11,077.90          11,985.16        10,187.05           10,989.86
10/31/1994       10,460.80       10,533.66        10,404.22          11,421.88         9,903.25            9,758.14
11/30/1994       10,080.31        9,309.08         9,175.35          10,053.30         9,883.90            8,535.57
12/31/1994       10,229.55        9,739.95         9,502.21          10,401.21         9,887.77            9,086.60
 1/31/1995       10,494.65        8,481.35         8,177.35           8,623.50         9,672.34            8,093.42
 2/28/1995       10,903.24        8,912.22         8,472.75           8,979.33         9,711.04            8,629.49
 3/31/1995       11,224.46        9,966.72         9,347.25           9,805.52        10,113.52           10,137.13
 4/30/1995       11,554.73       10,114.13         9,504.43           9,858.82        10,055.47            9,718.25
 5/31/1995       12,015.86       10,204.84         9,586.24           9,795.43         9,914.86            9,973.40
 6/30/1995       12,294.46       10,216.17         9,773.17           9,908.52         9,985.81            9,989.20
 7/31/1995       12,701.99       10,363.58        10,088.67          10,364.47         9,890.35            9,865.36
 8/31/1995       12,733.70       10,306.88        10,163.95          10,440.83         9,864.55           10,194.48
 9/30/1995       13,270.78       10,284.21        10,243.83          10,494.85         9,907.12           10,322.47
10/31/1995       13,223.37        9,048.29         9,163.01           9,290.50         9,872.29            8,907.91
11/30/1995       13,803.20        9,910.03         9,761.82           9,812.00        10,005.16           10,065.66
12/31/1995       14,069.08       10,133.79         9,898.59           9,994.96         9,984.52           10,008.31
 1/31/1996       14,547.37       12,153.74        11,678.85          11,903.05        10,463.11           11,722.91
 2/29/1996       14,682.71       12,312.61        12,228.66          12,163.08        10,336.69           11,973.07
 3/31/1996       14,824.07       12,233.17        12,378.04          12,202.57        10,225.75           11,953.96
 4/30/1996       15,042.42       12,176.43        12,699.51          12,459.32        10,095.46           11,919.88
 5/31/1996       15,429.70       12,619.01        13,489.91          13,248.27        10,076.11           12,374.50
 6/30/1996       15,488.53       10,962.19        11,607.75          11,369.88         9,855.52           10,285.90
 7/31/1996       14,804.62       10,689.84        11,341.56          11,134.49         9,940.66           10,334.94
 8/31/1996       15,117.37       11,121.07        12,056.74          11,753.98         9,970.33           10,351.56
 9/30/1996       15,967.46       10,406.14        11,516.73          11,143.82         9,778.12            9,572.81
10/31/1996       16,407.68       10,326.70        11,354.78          11,031.60         9,791.02            9,607.71
11/30/1996       17,646.81       10,179.18        11,081.83          10,668.14         9,579.46            9,989.20
12/31/1996       17,297.24       10,133.79        10,936.91          10,466.41         9,526.57            9,703.29
 1/31/1997       18,377.31        9,589.08        10,329.26           9,870.68         8,913.83            9,158.91
 2/28/1997       18,521.58       10,769.28        11,587.90          11,126.08         9,251.81           10,177.86
 3/31/1997       17,761.98        9,259.99         9,998.10           9,567.48         8,982.20            8,653.59
 4/30/1997       18,821.41        8,692.59         9,294.10           8,911.88         8,775.80            7,800.86
 5/31/1997       19,972.10        9,180.55         9,701.16           9,252.52         8,916.41            8,669.38
 6/30/1997       20,859.99        8,522.37         8,886.97           8,430.22         8,631.32            7,945.48
 7/31/1997       22,519.37        8,159.23         8,568.74           8,098.76         8,419.76            8,138.30
 8/31/1997       21,258.74        8,329.45         8,635.47           8,133.98         8,393.96            8,217.25
 9/30/1997       22,422.35        8,828.77         9,070.58           8,521.15         8,568.11            9,100.73
10/31/1997       21,674.34        7,501.05         7,612.28           7,122.55         8,034.06            7,306.35
11/30/1997       22,676.87        5,957.71         6,085.85           5,614.24         7,657.38            5,885.97
12/31/1997       23,066.04        6,264.11         6,312.32           5,867.39         7,487.10            6,166.06
 1/31/1998       23,320.91        6,661.29         6,625.93           6,207.44         7,865.07            6,230.88
 2/28/1998       25,001.94        6,536.46         6,479.31           6,018.51         7,672.86            6,270.78
 3/31/1998       26,281.23        7,047.12         6,845.87           6,367.32         7,765.74            6,787.73
 4/30/1998       26,550.35        7,705.31         7,336.60           6,811.49         8,016.00            7,308.01
 5/31/1998       26,094.61        6,661.29         6,282.62           5,804.64         7,574.82            6,209.28
 6/30/1998       27,153.79        6,059.85         5,702.78           5,192.87         7,644.48            5,960.77
 7/31/1998       26,866.81        5,594.58         5,353.43           4,878.88         7,452.27            5,229.39
 8/31/1998       22,985.19        4,187.42         4,145.42           3,748.73         7,053.66            4,063.33
 9/30/1998       24,458.91        6,366.24         5,918.49           5,401.01         7,581.27            6,232.55
10/31/1998       26,445.35        6,434.33         5,873.40           5,321.02         7,541.28            6,265.79
11/30/1998       28,047.50        6,298.16         5,684.23           5,143.03         7,603.20            5,897.61
12/31/1998       29,662.67        6,332.20         5,567.45           5,116.10         7,425.18            5,399.77
 1/31/1999       30,902.60        6,230.07         5,467.54           4,997.73         7,363.26            5,257.65
 2/28/1999       29,942.32        6,037.15         5,308.78           4,873.54         7,405.83            5,033.24
 3/31/1999       31,139.96        6,071.19         5,339.02           4,897.54         7,209.75            4,966.76
 4/30/1999       32,345.84        6,979.04         6,089.36           5,602.15         7,394.22            6,102.06
 5/31/1999       31,582.87        6,048.50         5,246.29           4,796.78         6,929.82            5,059.01
 6/30/1999       33,330.86        6,320.85         5,463.13           4,992.88         6,733.75            5,562.67
 7/31/1999       32,294.65        5,866.93         5,154.17           4,738.80         6,594.43            5,225.23
 8/31/1999       32,134.77        6,025.80         5,354.08           4,910.36         6,573.79            5,596.74
 9/30/1999       31,254.91        7,523.74         6,509.54           5,995.89         7,714.14            6,670.55
10/31/1999       33,231.90        6,899.60         5,857.35           5,403.60         7,716.72            5,780.42
11/30/1999       33,907.39        6,615.90         5,712.13           5,255.33         7,516.77            5,571.81
12/31/1999       35,901.69        6,786.12         5,815.17           5,340.92         7,488.39            5,649.10
 1/31/2000       34,098.11        6,105.24         5,226.29           4,812.76         7,309.08            4,985.04
 2/29/2000       33,453.32        6,150.63         5,217.00           4,805.35         7,576.11            4,966.76
 3/31/2000       36,723.91        5,810.19         4,946.71           4,538.31         7,140.09            4,695.81
 4/30/2000       35,619.43        5,458.40         4,656.77           4,294.97         7,096.23            4,550.37
 5/31/2000       34,889.23        5,526.49         4,723.98           4,350.52         7,023.99            4,677.53
 6/30/2000       35,748.49        5,946.37         4,968.91           4,593.79         7,434.21            4,804.69
 7/31/2000       35,190.09        5,515.14         4,590.93           4,275.00         7,140.09            4,226.23
 8/31/2000       37,374.68        5,912.32         4,935.11           4,557.22         7,146.54            4,350.07
 9/30/2000       35,402.04        5,481.10         4,632.38           4,248.12         7,060.11            4,148.94
10/31/2000       35,251.64        4,959.09         4,203.92           3,870.45         6,824.05            3,646.11
11/30/2000       32,474.67        5,254.14         4,407.13           4,038.33         6,942.72            3,912.90
12/31/2000       32,633.99        5,769.78         4,794.63           4,414.62         7,080.75            4,272.77
 1/31/2001       33,791.11        5,689.96         4,805.66           4,408.95         6,824.05            4,060.84
 2/28/2001       30,711.96        5,940.82         5,028.10           4,589.91         6,880.80            4,364.20
 3/31/2001       28,767.43        5,450.51         4,583.32           4,171.01         6,648.61            3,953.62
 4/30/2001       31,001.18        6,339.92         5,240.11           4,788.60         6,789.22            4,581.95
 5/31/2001       31,209.15        6,659.20         5,466.81           5,009.15         6,901.44            4,748.17
 6/30/2001       30,449.83        6,887.25         5,475.78           5,042.13         6,981.42            4,425.70
 7/31/2001       30,149.96        6,499.56         5,195.79           4,773.81         6,860.17            4,409.91
 8/31/2001       28,264.42        6,932.86         5,468.50           5,045.38         7,043.34            4,700.80
 9/30/2001       25,982.18        7,240.74         5,659.38           5,210.28         7,561.92            4,803.03
10/31/2001       26,477.92        7,092.50         5,521.27           5,101.47         7,191.69            4,532.08
11/30/2001       28,508.45        7,149.51         5,504.14           5,103.13         7,107.84            4,369.18
12/31/2001       28,758.34        7,556.59         5,776.45           5,352.34         7,133.64            4,523.77
 1/31/2002       28,338.89        8,555.71         6,464.39           5,957.87         7,283.28            5,097.24
 2/28/2002       27,792.25        9,520.38         7,138.53           6,559.60         7,658.67            5,415.56
 3/31/2002       28,837.62       10,496.54         7,845.90           7,193.79         7,776.06            5,891.79
 4/30/2002       27,090.03       11,128.17         8,346.46           7,625.59         7,951.50            6,146.94
 5/31/2002       26,891.15       13,447.97        10,028.26           9,039.03         8,426.21            7,001.33
 6/30/2002       24,976.36       11,621.99         8,762.49           7,933.38         8,217.23            5,939.16
 7/31/2002       23,029.92        9,646.71         7,236.25           6,576.69         7,859.91            5,031.58
 8/31/2002       23,180.68       11,346.37         8,402.87           7,637.68         8,070.18            5,772.94
 9/30/2002       20,663.92       11,369.33         8,468.40           7,699.54         8,351.39            5,796.21
10/31/2002       22,480.69       10,439.12         7,736.41           7,057.97         8,175.95            5,272.61
11/30/2002       23,802.59       10,485.05         7,779.14           7,069.96         8,231.42            5,267.62
12/31/2002       22,404.95       12,665.55         9,520.24           8,603.18         8,957.69            6,379.65
 1/31/2003       21,819.15       13,011.41         9,665.19           8,686.15         9,481.42            6,399.60
 2/28/2003       21,491.29       11,997.69         9,079.90           8,158.39         8,964.14            5,983.21
 3/31/2003       21,699.36       11,341.75         8,426.45           7,557.75         8,639.06            5,561.84
 4/30/2003       23,485.91       11,377.53         8,380.14           7,535.78         8,688.08            5,427.19
 5/31/2003       24,722.14       12,760.96         9,312.71           8,398.49         9,324.05            6,105.39
 6/30/2003       25,037.94       13,273.79         9,589.70           8,647.69         8,926.73            6,536.74
 7/31/2003       25,479.60       14,239.80        10,111.49           9,128.32         9,152.48            6,742.02
 8/31/2003       25,975.53       16,434.21        11,526.15          10,436.30         9,690.40            7,563.16
 9/30/2003       25,700.49       17,221.33        11,909.36          10,807.99        10,010.32            7,573.14
10/31/2003       27,153.62       19,642.34        13,408.08          12,094.82         9,965.17            8,151.60
11/30/2003       27,392.26       22,337.65        15,089.36          13,113.04        10,277.35            9,114.03
12/31/2003       28,827.82       21,712.35        14,875.90          13,280.05        10,739.16            9,045.88
 1/31/2004       29,356.85       19,509.82        13,478.46          12,037.57        10,313.47            7,943.82
 2/29/2004       29,764.76       19,772.63        13,868.51          12,271.69        10,212.85            8,294.55
 3/31/2004       29,315.77       21,111.66        14,708.66          13,005.88        10,931.37            8,722.57
 4/30/2004       28,856.17       16,794.22        11,567.40          10,295.50        10,023.22            6,810.17
 5/31/2004       29,251.37       18,170.79        12,401.17          11,070.81        10,145.77            7,464.26

                                   [END CHART]

                         DATA FROM 5/31/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

              o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

              o The Lipper Gold Oriented Funds Average, an average performance level of all gold-oriented funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

              o The Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

              o London Gold, represents the performance of gold bullion by tracking the price of gold set in London.

              o The Philadelphia Gold & Silver Index, typically referred to as the XAU, which represents nine holdings in the gold and silver sector.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]    MARK JOHNSON, CFA
                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Precious Metals and Minerals Fund had a total return of 42.39% for the year ended May 31, 2004. This compares to a return of 31.82% for the Lipper Gold Funds Index, 34.00% for the Lipper Gold Oriented Funds Average, 23.70% for the Philadelphia Gold & Silver Index (XAU), and 18.32% for the S&P 500 Index for the period.

                                             * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 4 STARS IN THE SPECIALTY - PRECIOUS METALS FUND
                 CATEGORY (36 FUNDS IN CATEGORY) AS OF MAY 31, 2004. THE OVERALL
                     MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                  FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the specialty - precious metals funds, the USAA Precious Metals and Minerals Fund received a Morningstar Rating of 4 stars for each of the three-, five-, and 10-year periods

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 among 36, 30, and 18 funds, respectively, through May 31, 2004. Ratings are based on risk-adjusted returns.

                        [LOGO OF LIPPER LEADER     [LOGO OF LIPPER LEADER
                             TOTAL RETURN]            CONSISTENT RETURN]

                 The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 36 funds within the Lipper Gold Oriented Funds category for the overall period ending May 31, 2004. The Fund received a Lipper Leader rating for Total Return among 36 funds, 30 funds, and 18 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

WHAT HAPPENED IN THE GOLD MARKETS DURING THE PERIOD?

                 The price of gold was fairly volatile over the course of the reporting year. We began at $364.45, rose as high as $431 on two occasions, and ultimately ended at $393.35.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2004. THE USAA PRECIOUS METALS AND MINERALS FUND IN LIPPER'S GOLD ORIENTED FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 36 FUNDS AND 30 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 3 FOR THE 10-YEAR PERIOD AMONG 17 FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WAS BEHIND THE VOLATILITY IN THE PRICE OF GOLD?

                 The dollar was the primary driver. Gold, in many ways, acts like a currency. The strong rally in gold from its low of $254.65 in April 2001 coincided with a weakening dollar and stock market, a weaker economy, and falling interest rates. As the economy strengthened and expectations of higher interest rates arrived in early 2004, the dollar stabilized and subsequently rose versus the other major currencies. In this environment, the price of gold came down from its highs.

WHAT LED TO THE FUND'S OUTPERFORMANCE IN ITS PEER GROUP?

                 It was primarily due to good stock selection. Additionally, we've been maintaining a slightly higher than normal cash position, which helped relative performance as the price of gold fell. The Fund is among the top 20% of all funds in its peer group for the one-, three-, five-, and 10-year periods, as ranked by Lipper. The USAA Precious Metals and Minerals Fund was ranked 9 out of 48, 3 out of 36, 4 out of 30, and 2 out of 18 Gold Oriented Funds for the one-, three-, five-, and 10-year periods, respectively, ending May 31, 2004, by Lipper Analytical, Inc. Rankings are based on total returns.

WHAT'S YOUR OUTLOOK FOR GOLD PRICES?

                 Rising interest rates can often be negative for gold prices, but rising inflation can offset the impact. The direction of the dollar may also have an impact. It may be muted, however, because while the dollar's weakness versus the euro may be over, it may still be weak versus the Asian currencies. It's important for shareholders to remember that timing markets is difficult. We believe the Fund's primary purpose is to help you, the Fund's shareholders, diversify your portfolios. On behalf of everyone at USAA, we thank you for your continued support.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                       TOP 10 EQUITY HOLDINGS
                         (% OF NET ASSETS)

Newcrest Mining Ltd.                                         6.2%

Glamis Gold Ltd.                                             5.6%

Barrick Gold Corp.                                           5.0%

Impala Platinum Holdings Ltd.                                5.0%

Newmont Mining Corp.                                         4.8%

Wheaton River Minerals Ltd.                                  4.3%

Aber Diamond Corp.                                           4.0%

Compania de Minas Buenaventura S.A. ADR                      3.5%

Freeport-McMoRan Copper & Gold, Inc. "B"                     3.5%

Placer Dome, Inc.                                            3.2%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-16.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA PRECIOUS METALS AND MINERALS FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 1.67% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $907,000, as a distribution for tax purposes.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA PRECIOUS METALS AND MINERALS FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Precious Metals and Minerals Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Precious Metals and Minerals Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             STOCKS AND WARRANTS (94.9%)

             GOLD (78.6%)

             AFRICAN GOLD COMPANIES (4.0%)
  170,000    AngloGold Ashanti Ltd. ADR                                     $  5,953
  500,000    Gold Fields Ltd. ADR                                              5,815
                                                                            --------
                                                                              11,768
                                                                            --------
             AUSTRALIAN GOLD COMPANIES (11.6%)
  480,000    Adamus Resources Ltd.*                                              257
1,100,000    Kingsgate Consolidated Ltd.                                       2,923
8,000,000    Lihir Gold Ltd.                                                   5,543
2,000,000    Newcrest Mining Ltd.                                             18,070
2,000,000    Sino Gold Ltd.*                                                   3,257
2,000,000    Sons of Gwalia Ltd.*                                              3,843
                                                                            --------
                                                                              33,893
                                                                            --------
             EUROPEAN GOLD COMPANIES (1.9%)
  300,000    Randgold Resources Ltd. ADR*                                      5,457
                                                                            --------
             NORTH AMERICAN GOLD COMPANIES (57.6%)
  550,000    Agnico-Eagle Mines Ltd.                                           7,651
3,000,000    American Bonanza Gold Mining Corp.*                                 406
1,500,000    American Bonanza Gold Mining Warrants (acquired 11/10/2003;
                cost $0)*(a,c)                                                     0
1,800,000    Apollo Gold Corp.*                                                2,634
  700,000    Barrick Gold Corp.                                               14,469
2,000,000    Bema Gold Corp.*                                                  5,500
1,100,000    Cambior, Inc.*                                                    3,047
  500,000    Cumberland Resources Ltd.*                                          820
  100,000    Cumberland Resources Ltd. Warrants (acquired 7/17/2003;
                cost $0)*(a,c)                                                     0
  960,000    Desert Sun Mining Corp.*                                            983
  250,000    Desert Sun Mining Corp. Warrants (acquired 7/14/2003;
                cost $0)*(a,c)                                                     9
   38,500    Desert Sun Mining Corp. Warrants*                                    15
3,200,000    Eldorado Gold Corp.*                                              8,055
  300,000    Freeport-McMoRan Copper & Gold, Inc. "B"                         10,089
1,000,000    Gabriel Resources Ltd.*                                           1,368
  600,000    Gammon Lake Resources, Inc.*                                      4,035
  980,000    Glamis Gold Ltd.*                                                16,445
2,700,000    Glencairn Gold Corp.*                                             1,363

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
1,350,000    Glencairn Gold Corp. Warrants*                                 $    296
  400,000    Goldcorp, Inc.                                                    4,844
1,700,000    Golden Star Resources Ltd.*                                       8,449
  900,000    Guinor Gold Corp.*                                                  790
  900,000    Hecla Mining Co.*                                                 5,841
  235,000    IAMGOLD Corp.                                                     1,325
1,200,000    Kinross Gold Corp.*                                               7,380
1,337,500    McWatters Mining, Inc. Warrants (acquired 7/09/2003;
                cost $0)*(a,c)                                                     0
  900,000    Metallic Ventures Gold, Inc.*                                     3,754
   60,000    Metallic Ventures Gold, Inc. Warrants*                               31
  665,000    Mexgold Resources, Inc. (acquired 2/18/2004;
                cost $813)*(b,c)                                               1,789
  332,500    Mexgold Resources, Inc. Warrants (acquired 2/18/2004;
                cost $199)*(b,c)                                                 368
  500,000    Minefinders Corp. Ltd.*                                           3,700
  900,000    Nevsun Resources Ltd.*                                            2,555
  350,000    Newmont Mining Corp.                                             13,899
2,600,000    Northgate Exploration Ltd.*                                       4,147
  600,000    Placer Dome, Inc.                                                 9,354
  250,000    QGX Ltd.*                                                           640
  500,000    Strongbow Exploration, Inc.*                                        366
4,300,000    Wheaton River Minerals Ltd.*                                     12,459
1,000,000    Wolfden Resources, Inc.*                                          3,585
2,300,000    Yamana Gold, Inc.*                                                5,469
                                                                            --------
                                                                             167,930
                                                                            --------
             SOUTH AMERICAN GOLD COMPANIES (3.5%)
  430,000    Compania de Minas Buenaventura S.A. ADR                          10,075
                                                                            --------
             Total gold (cost: $166,971)                                     229,123
                                                                            --------
             DIAMONDS (4.0%)
  350,000    Aber Diamond Corp.* (cost: $4,874)                               11,652
                                                                            --------
             PLATINUM GROUP METALS (9.2%)

  240,000    Anglo American Platinum Corp.                                     8,839
   44,219    Anglo American Platinum Corp. (preferred)*                          780
  200,000    Impala Platinum Holdings Ltd.                                    14,610

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
  925,000    SouthernEra Resources Ltd.*                                    $  2,707
                                                                            --------
             Total platinum group metals (cost: $22,602)                      26,936
                                                                            --------
             BASE METALS (3.1%)

  800,000    FNX Mining Co., Inc.*                                             3,776
  800,000    Ivanhoe Mines Ltd.*                                               5,274
                                                                            --------
             Total base metals (cost: $5,914)                                  9,050
                                                                            --------
             Total stocks and warrants (cost: $200,361)                      276,761
                                                                            --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENT (4.6%)

$  13,399    UBS Finance, Inc., Commercial Paper, 1.03%,
                6/01/2004 (cost: $13,399)                                     13,399
                                                                            --------

             TOTAL INVESTMENTS (COST: $213,760)                             $290,160
                                                                            ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

              ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Security that has been deemed illiquid by USAA Investment
                  Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2004, was $9,000, which represented less than 0.01% of the Fund's net assets.

              (b) Restricted security not registered under the Securities Act of
                  1933 and deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The currently unregistered common shares become salable upon registration under Rule 144A through the approval of the prospectus or the passage of 120 days, whichever occurs first. Thereafter, the shares will be salable and be deemed liquid. The aggregate market value of these securities at May 31, 2004, was $2,157,000, which represented 0.74% of the Fund's net assets.

              (c) Security was fair valued at May 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

              *   Non-income-producing security for the year ended May 31, 2004.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

ASSETS

   Investments in securities, at market value (identified cost of $213,760)      $290,160
   Cash                                                                               353
   Cash denominated in foreign currencies (identified cost of $719)                   816
   Receivables:
      Capital shares sold                                                             511
      USAA Transfer Agency Company                                                     22
      Dividends and interest                                                           92
      Securities sold                                                                 486
                                                                                 --------
         Total assets                                                             292,440
                                                                                 --------
LIABILITIES

   Payables:
      Securities purchased                                                            408
      Capital shares redeemed                                                         153
   Accrued management fees                                                            188
   Accrued transfer agent's fees                                                        4
   Other accrued expenses and payables                                                 78
                                                                                 --------
         Total liabilities                                                            831
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $291,609
                                                                                 ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                               $233,257
   Accumulated undistributed net investment loss                                  (16,782)
   Accumulated net realized loss on investments                                    (1,363)
   Net unrealized appreciation of investments                                      76,400
   Net unrealized appreciation on foreign currency translations                        97
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $291,609
                                                                                 ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 20,083
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $  14.52
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $65)                      $ 1,887
   Interest                                                                   87
                                                                         -------
      Total income                                                         1,974
                                                                         -------
EXPENSES

   Management fees                                                         2,072
   Administrative and servicing fees                                         398
   Transfer agent's fees                                                     535
   Custody and accounting fees                                               146
   Postage                                                                    42
   Shareholder reporting fees                                                 29
   Trustees' fees                                                              6
   Registration fees                                                          57
   Professional fees                                                          42
   Other                                                                       9
                                                                         -------
      Total expenses                                                       3,336
   Expenses paid indirectly                                                  (72)
                                                                         -------
      Net expenses                                                         3,264
                                                                         -------
NET INVESTMENT LOSS                                                       (1,290)
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                         17,171
      Foreign currency transactions                                           39
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         45,008
      Foreign currency translations                                          128
                                                                         -------
         Net realized and unrealized gain                                 62,346
                                                                         -------
   Increase in net assets resulting from operations                      $61,056
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEARS ENDED MAY 31,

                                                                       2004          2003
                                                                  -----------------------
FROM OPERATIONS

   Net investment income (loss)                                   $  (1,290)    $     271
   Net realized gain on investments                                  17,171        14,673
   Net realized gain on foreign currency transactions                    39            52
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    45,008       (23,727)
      Foreign currency translations                                     128           (31)
                                                                  -----------------------
         Increase (decrease) in net assets resulting
            from operations                                          61,056        (8,762)
                                                                  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                            (15,511)       (5,007)
                                                                  -----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        265,904       120,845
   Reinvested dividends                                              12,770         4,675
   Cost of shares redeemed                                         (188,802)     (105,238)
                                                                  -----------------------
      Increase in net assets from capital
          share transactions                                         89,872        20,282
                                                                  -----------------------
   Net increase in net assets                                       135,417         6,513

NET ASSETS

      Beginning of period                                           156,192       149,679
                                                                  -----------------------
      End of period                                               $ 291,609     $ 156,192
                                                                  =======================
   Accumulated undistributed net investment loss:
      End of period                                               $ (16,782)    $  (3,474)
                                                                  =======================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       17,476        11,886
   Shares issued for dividends reinvested                               734           470
   Shares redeemed                                                  (12,725)      (10,538)
                                                                  -----------------------
      Increase in shares outstanding                                  5,485         1,818
                                                                  =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                    open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                    by the Manager, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                 creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $72,000.

              G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

         $907,000, decrease accumulated undistributed net investment loss by $3,493,000, and decrease accumulated net realized gain on investments by $4,400,000. This includes differences in accounting for foreign currency gains and losses, other security transactions, the treatment of dividends, and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                 2004            2003
                                              --------------------------
         Ordinary income*                     $15,276,000     $5,007,000

         Long-term capital gains                1,142,000              -


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended May 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $1,766,000. The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $         -
         Undistributed long-term capital gains                        3,247,000
         Accumulated capital and other losses                        (4,119,000)
         Unrealized appreciation of investments                      59,127,000

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales and differences in the timing of recognition of unrealized gains and losses on certain investments.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2004, the Fund utilized capital loss carryovers of $9,029,000 to offset capital gains. At May 31, 2004, the Fund had a current post-October deferred passive foreign investment corporation loss of $4,119,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended May 31, 2004, were $127,724,000 and $68,770,000, respectively.

         The cost of securities at May 31, 2004, for federal income tax purposes, was $231,033,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $70,132,000 and $11,005,000, respectively, resulting in net unrealized appreciation of $59,127,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

         price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                       FOREIGN CURRENCY CONTRACTS TO SELL
--------------------------------------------------------------------------------
                                                         IN
                                     U.S. DOLLAR      EXCHANGE      UNREALIZED
EXCHANGE         CONTRACTS TO        VALUE AS OF      FOR U.S.     APPRECIATION/
  DATE              DELIVER           5/31/2004        DOLLAR      DEPRECIATION
--------------------------------------------------------------------------------
6/01/2004            100                 $ 73           $ 73            $-
               Canadian Dollar
6/01/2004            100                   73             73             -
               Canadian Dollar
6/02/2004             99                   73             73             -
               Canadian Dollar
--------------------------------------------------------------------------------
                                         $219           $219            $-
--------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

         borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2004.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

                 of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%

+/- 4.01% to 7.00%                       +/- 0.05%

+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,072,000, which included a performance adjustment of $84,000 that increased the base management fee of 0.75% by 0.03%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $398,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $535,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $22,000 at May 31, 2004.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                    NET REALIZED
                                                      COST TO           GAIN
    SELLER                     PURCHASER             PURCHASER        TO SELLER
--------------------------------------------------------------------------------
USAA Cornerstone       USAA Precious Metals and      $5,731,000      $1,182,000
  Strategy Fund              Minerals Fund

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2004

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MAY 31,
                                               ------------------------------------------------------------------------
                                                   2004             2003            2002           2001            2000
                                               ------------------------------------------------------------------------
Net asset value at beginning of period         $  10.70         $  11.71         $  5.84         $ 4.87         $  5.33
                                               ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                    (.07)(a)          .02(a)         (.01)(a)        .01(a)         (.02)(a)
   Net realized and unrealized gain (loss)         4.75(a)          (.65)(a)        5.93(a)         .98(a)         (.44)(a)
                                               ------------------------------------------------------------------------
Total from investment operations                   4.68(a)          (.63)(a)        5.92(a)         .99(a)         (.46)(a)
Less distributions:
   From net investment income                      (.86)            (.38)           (.05)          (.02)              -
                                               ------------------------------------------------------------------------
Net asset value at end of period               $  14.52         $  10.70         $  11.71        $ 5.84         $  4.87
                                               ========================================================================
Total return (%)*                                 42.39            (5.11)          101.95          20.50          (8.63)
Net assets at end of period (000)              $291,609         $156,192         $149,679        $70,459        $71,484
Ratio of expenses to
   average net assets (%)**                        1.26(b)          1.47(b)          1.56(b)        1.68(b)        1.58
Ratio of net investment income (loss) to
   average net assets (%)**                        (.49)             .20             (.16)           .17           (.41)
Portfolio turnover (%)                            27.09            31.39            40.61          52.74          27.60

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended May 31, 2004, average net assets were $265,690,000.
(a) Calculated using average shares. For the year ended May 31, 2004, average shares were 17,668,000.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                   (.03%)              -                -              -            N/A

34

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                 (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                 CHRISTOPHER W. CLAUS (2,4)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D. (3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing Company (7/85-present).
                 Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

38

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========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

40

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
             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23407-0704                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2004 and 2003 were $145,300 and $140,400 respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended May 31, 2004 and 2003 were $39,400 and $38,400, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $55,200 and $75,400, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    07-25-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    07-28-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    07-28-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.